Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 25, 2011
Cash and cash equivalents
Cash	$ 6,912	$ 4,142
Cash equivalents	67,740	75,109
Total	$ 74,652	$ 79,251	$ 347,631
Maximum original maturity period of treasury bills	20 days